12. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Reconciliation of tax rate
	2014	2013
Federal tax at statutory rate	34.0%	34.0%
Permanent differences:
State income taxes, net of federal benefit	5.8%	5.8%
Fair value of contributed services	–	-5.6%
Gain/loss on extinguishment of debt	-191.2%	-9.2%
Amortization of debt discount and accretion of debt	0.5%	-7.3%
Interest income on shareholder advances	–	0.8%
Common stock issued for employee services	–	-2.0%
Non-deductible entertainment	0.3%	-0.1%
Temporary differences:
Accrued liabilities and other	0.4%	–
Change in valuation allowance	150.5%	-16.5%
Total provision	0.4%	-0.1%

Deferred taxes
	Asset (Liability)
	2014	2013
Current:
Reserves and accruals	$309,724	$195,880
Noncurrent:
Net operating losses	504,644	330,413
Valuation allowance	(814,368)	(526,293)
Net deferred tax asset	$–	$–